Segment information - Operations by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Cost of revenue	$ 1,422.5	$ 1,464.1	$ 1,450.3
Gross profit	585.9	551.3	529.6
Assets	1,872.3	1,965.4	2,065.6
Operating Segments
Segment Reporting Information [Line Items]
Total revenue	1,915.4	1,927.8	1,891.9
Cost of revenue	1,319.7	1,344.7	1,309.1
Gross profit	595.7	583.1	582.8
Assets	1,169.7	1,253.4	1,267.2
Capital expenditures	70.8	68.6	70.6
Operating Segments | DWS
Segment Reporting Information [Line Items]
Total revenue	523.5	546.1	509.9
Cost of revenue	441.4	469.9	438.4
Gross profit	82.1	76.2	71.5
Assets	323.2	379.2	346.5
Capital expenditures	6.0	3.9	6.3
Operating Segments | CA&I
Segment Reporting Information [Line Items]
Total revenue	764.4	761.5	721.3
Cost of revenue	614.9	613.8	620.4
Gross profit	149.5	147.7	100.9
Assets	333.9	334.1	353.9
Capital expenditures	9.3	10.2	8.9
Operating Segments | ECS
Segment Reporting Information [Line Items]
Total revenue	627.5	620.2	660.7
Cost of revenue	263.4	261.0	250.3
Gross profit	364.1	359.2	410.4
Assets	512.6	540.1	566.8
Capital expenditures	$ 55.5	$ 54.5	$ 55.4